World Omni Auto Receivables Trust 2014-B	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2016

Dates Covered
Collections Period	05/01/16 - 05/31/16
Interest Accrual Period	05/16/16 - 06/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/16	528,654,942.47	30,219
Yield Supplement Overcollateralization Amount 04/30/16	20,848,634.59	0
Receivables Balance 04/30/16	549,503,577.06	30,219
Principal Payments	23,089,883.91	641
Defaulted Receivables	983,518.86	49
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/16	19,571,625.11	0
Pool Balance at 05/31/16	505,858,549.18	29,529

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	49.42%

Prepayment ABS Speed	1.64%

Overcollateralization Target Amount	22,763,634.71
Actual Overcollateralization	22,763,634.71

Weighted Average APR	3.65%
Weighted Average APR, Yield Adjusted	5.75%
Weighted Average Remaining Term	46.93

Delinquent Receivables:
Past Due 31-60 days	8,214,123.87	396
Past Due 61-90 days	1,866,595.66	93
Past Due 91-120 days	257,513.52	18
Past Due 121+ days	0.00	0
Total	10,338,233.05	507

Total 31+ Delinquent as % Ending Pool Balance	2.04%

Recoveries	624,934.02

Aggregate Net Losses/(Gains) - May 2016	358,584.84

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.78%
Prior Net Losses Ratio	1.17%
Second Prior Net Losses Ratio	1.19%
Third Prior Net Losses Ratio	1.02%
Four Month Average	1.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.05%

Flow of Funds	$ Amount

Collections	25,343,050.08
Advances	8,426.29
Investment Earnings on Cash Accounts	6,286.00
Servicing Fee	(457,919.65)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	24,899,842.72

Distributions of Available Funds
(1) Class A Interest	498,812.91
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	21,770,555.59
(7) Distribution to Certificateholders	2,596,787.97
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	24,899,842.72

Servicing Fee	457,919.65
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 05/16/16	504,865,470.06
Principal Paid	21,770,555.59
Note Balance @ 06/15/16	483,094,914.47

Class A-1
Note Balance @ 05/16/16	0.00
Principal Paid	0.00
Note Balance @ 06/15/16	0.00
Note Factor @ 06/15/16	0.0000000%

Class A-2a
Note Balance @ 05/16/16	11,267,735.03
Principal Paid	10,885,277.80
Note Balance @ 06/15/16	382,457.23
Note Factor @ 06/15/16	0.2390358%

Class A-2b
Note Balance @ 05/16/16	11,267,735.03
Principal Paid	10,885,277.79
Note Balance @ 06/15/16	382,457.24
Note Factor @ 06/15/16	0.2390358%

Class A-3
Note Balance @ 05/16/16	354,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	354,000,000.00
Note Factor @ 06/15/16	100.0000000%

Class A-4
Note Balance @ 05/16/16	107,600,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	107,600,000.00
Note Factor @ 06/15/16	100.0000000%

Class B
Note Balance @ 05/16/16	20,730,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	20,730,000.00
Note Factor @ 06/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	532,499.16
Total Principal Paid	21,770,555.59
Total Paid	22,303,054.75

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	5,633.87
Principal Paid	10,885,277.80
Total Paid to A-2a Holders	10,890,911.67

Class A-2b
One-Month Libor	0.43445%
Coupon	0.66445%
Interest Paid	6,239.04
Principal Paid	10,885,277.79
Total Paid to A-2b Holders	10,891,516.83

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5387868
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.0276179
Total Distribution Amount	22.5664047

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0352117
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	68.0329863
Total A-2a Distribution Amount	68.0681980

A-2b Interest Distribution Amount	0.0389940
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	68.0329862
Total A-2b Distribution Amount	68.0719802

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/16	78,971.73
Balance as of 05/31/16	87,398.02
Change	8,426.29

Reserve Account
Balance as of 05/16/16	2,527,722.68
Investment Earnings	642.34
Investment Earnings Paid	(642.34)
Deposit/(Withdrawal)	-
Balance as of 06/15/16	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68